UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Annual Report to Shareholders	August 31, 2022

Cash Management Class
Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Cash Management Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$1.7 million
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	369.0 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	394.8 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	1.1 billion
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	78.6 thousand
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	3.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% -7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% -7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 -06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 -06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale S.A.	5.2%

J.P. Morgan Chase & Co.	5.0

Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount
Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount
Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 -02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 -11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount

Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 -09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 -11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 -05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 -02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC -TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC -TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC -Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Toronto-Dominion Bank	6.6%

PNC Bank N.A.	6.4

Federal Home Loan Mortgage Corporation	5.7

Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$ 96,074,616	$ 2,248,785	$ 325,968,052	$ 9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0044	$(0.0000)	$0.0044	$(0.0046)	$ -	$ -	$(0.0046)	$1.0002	0.45%	$ 1,720	0.21%	0.30%	0.45%
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,922	0.20	0.30	0.02
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	-	(0.0110)	1.0006	1.12	2,947	0.26	0.30	1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	-	(0.0229)	1.0004	2.31	9,288	0.26	0.30	2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0046	(0.0000)	0.0046	(0.0042)	-	(0.0004)	(0.0046)	1.0000	0.47	369	0.19	0.36	0.57
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	496	0.13	0.38	0.01
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	-	(0.0098)	1.0000	0.99	504	0.25	0.34	1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	-	(0.0219)	1.0001	2.21	600	0.26	0.33	2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.42	394,772	0.16	0.29	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	452,222	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.84	371,958	0.26	0.29	0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.12	396,685	0.26	0.29	2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.47	1,142,406	0.15	0.24	0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	747,956	0.08	0.24	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.87	431,476	0.23	0.23	0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	365,003	0.24	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.40	79	0.16	0.29	0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	253	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.87	341	0.26	0.28	0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.10	1,894	0.26	0.29	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.28	3,745	0.18	0.45	0.35
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	4,597	0.07	0.48	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.70	5,490	0.26	0.42	0.69
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.31	27,298	0.28	0.43	1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93

(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital

Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

			Net
			Unrealized
	Undistributed	Temporary	Appreciation		Shares of
	Ordinary	Book/Tax	(Depreciation)-	Capital Loss	Beneficial	Total
	Income	Differences	Investments	Carryforwards	Interest	Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$-	$(407,812)

Invesco STIC Prime Portfolio	166,112	(624)	(165,488)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Cash Management Class	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,004.80	$1.31	$1,023.89	$1.33	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,004.60	1.36	1,023.84	1.38	0.27
Invesco Treasury Portfolio	1,000.00	1,004.20	1.26	1,023.95	1.28	0.25
Invesco Government & Agency Portfolio	1,000.00	1,004.50	1.26	1,023.95	1.28	0.25
Invesco Treasury Obligations Portfolio	1,000.00	1,003.90	1.62	1,023.59	1.63	0.32
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.80	1.51	1,023.69	1.53	0.30

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%
Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%
Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	0.00%
Invesco STIC Prime Portfolio	624	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Net capital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-3

Annual Report to Shareholders	August 31, 2022

Corporate Class
Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Corporate Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$22.8 thousand
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	21.2 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	474.0 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	542.6 million
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	3.3 million
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 -02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1I.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Societe Generale S.A.	5.2%
J.P. Morgan Chase & Co.	5.0
Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount

Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Principal amount equals value at period end. See Note 1I.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount

Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal amount equals value at period end. See Note 1I.

(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%

U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount
Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 -02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000
Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Toronto-Dominion Bank	6.6%

PNC Bank N.A.	6.4

Federal Home Loan Mortgage Corporation	5.7

Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:

Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0047	$(0.0000)	$0.0047	$(0.0049)	$ -	$ -	$(0.0049)	$1.0002	0.47%	$ 23	0.19%	0.25%	0.47%
Year ended 08/31/21	1.0006	0.0003	(0.0002)	0.0001	(0.0003)	-	-	(0.0003)	1.0004	0.01	23	0.19	0.25	0.03
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	-	(0.0115)	1.0006	1.17	39	0.21	0.25	1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	-	(0.0234)	1.0004	2.36	327	0.21	0.25	2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	-	(0.0157)	1.0004	1.60	1,926	0.21	0.26	1.70
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0049	(0.0000)	0.0049	(0.0045)	-	(0.0004)	(0.0049)	1.0000	0.49	21	0.16	0.31	0.60
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	21	0.13	0.33	0.01
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	-	(0.0102)	1.0000	1.03	21	0.21	0.29	1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	-	(0.0224)	1.0001	2.26	21	0.21	0.28	2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	-	(0.0149)	1.0001	1.51	20	0.21	0.30	1.52
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.45	473,992	0.14	0.24	0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	266,548	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.88	1,133,683	0.21	0.24	0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.17	429,129	0.21	0.24	2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	467,373	0.21	0.23	1.34
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.49	542,615	0.12	0.19	0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	1,082,096	0.08	0.19	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.92	31,268	0.18	0.18	0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.19	40,349	0.19	0.19	2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.35	146,277	0.18	0.18	1.32
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	3,341	0.15	0.24	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	5,033	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.91	10,442	0.21	0.23	0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	10	0.21	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.31	10	0.21	0.24	1.31
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.31	10	0.16	0.40	0.37
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	10	0.07	0.43	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.74	10	0.20	0.37	0.75
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.35	10	0.23	0.38	1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.97	10	0.23	0.41	0.98

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 22,055,624	$ 16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital
Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-
Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-
Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-
Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-
Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

* Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,200,732)	$(243,916)	$ (9,051)	$ 1,747,484,102	$ 1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$407,812	$-	$(407,812)
Invesco STIC Prime Portfolio	166,112	(624)	(165,488)
Invesco Treasury Portfolio	44,131	(46,858)	2,727
Invesco Government & Agency Portfolio	(1)	3	(2)
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Corporate Class	Beginning Account Value (03/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,005.00	$1.06	$1,024.15	$1.07	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,004.80	1.06	1,024.15	1.07	0.21
Invesco Treasury Portfolio	1,000.00	1,004.40	1.11	1,024.10	1.12	0.22
Invesco Government & Agency Portfolio	1,000.00	1,004.80	1.11	1,024.10	1.12	0.22
Invesco Treasury Obligations Portfolio	1,000.00	1,004.20	1.11	1,024.10	1.12	0.22
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,003.00	1.21	1,024.00	1.22	0.24

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*

Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%

Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%

Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%

Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	624	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] - 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

			N/A	N/A

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

			N/A	N/A
		Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

			N/A	N/A
		Formerly: Senior Vice President and Treasurer, Fidelity Investments

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A N/A	N/A N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-2

Annual Report to Shareholders	August 31, 2022

Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Institutional Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$1.7 billion
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	322.5 million
Invesco Treasury[2]	4 - 58 days	4 days	93 days	21.4 billion
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	61.2 billion
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	1.1 billion
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	196.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale S.A.	5.2%

J.P. Morgan Chase & Co.	5.0

Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount
Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount
Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount
Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Toronto-Dominion Bank	6.6%

PNC Bank N.A.	6.4

Federal Home Loan Mortgage Corporation	5.7

Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

Net asset value, beginning of period		Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0048	$(0.0000)	$0.0048	$(0.0050)	$ -	$ -	$(0.0050)	$1.0002	0.48%	$1,741,681	0.18%	0.22%	0.48%
Year ended 08/31/21	1.0006	0.0004	(0.0002)	0.0002	(0.0004)	-	-	(0.0004)	1.0004	0.02	2,356,363	0.17	0.22	0.05
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	-	(0.0118)	1.0006	1.20	2,558,430	0.18	0.22	1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	-	(0.0237)	1.0004	2.39	2,444,253	0.18	0.22	2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	-	(0.0160)	1.0004	1.63	2,343,453	0.18	0.23	1.73
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0050	(0.0000)	0.0050	(0.0045)	-	(0.0005)	(0.0050)	1.0000	0.50	322,473	0.15	0.28	0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	221,718	0.13	0.30	0.01
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	-	(0.0105)	1.0000	1.05	320,753	0.18	0.26	1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	-	(0.0227)	1.0001	2.29	652,151	0.18	0.25	2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	-	(0.0152)	1.0001	1.54	524,792	0.18	0.27	1.55
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.46	21,420,557	0.13	0.21	0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	17,093,039	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.91	19,215,805	0.18	0.21	0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.20	18,717,318	0.18	0.21	2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.37	20,231,906	0.18	0.20	1.37
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.51	61,165,375	0.11	0.16	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.03	49,464,205	0.07	0.16	0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.95	30,259,136	0.15	0.15	0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.22	30,003,319	0.16	0.16	2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.38	22,329,969	0.15	0.15	1.35
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.44	1,102,134	0.13	0.21	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,063,312	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.94	1,370,210	0.18	0.20	0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.18	1,045,046	0.18	0.21	2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.35	1,280,336	0.18	0.21	1.34
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.32	196,760	0.15	0.37	0.38
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	118,267	0.07	0.40	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.76	150,997	0.19	0.34	0.76
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.39	161,039	0.20	0.35	1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	1.01	127,662	0.20	0.38	1.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-
Invesco STIC Prime Portfolio	8,610,216	14,201,999	-
Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital
Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

			Net
			Unrealized
	Undistributed	Temporary	Appreciation		Shares of
	Ordinary	Book/Tax	(Depreciation)-	Capital Loss	Beneficial	Total
	Income	Differences	Investments	Carryforwards	Interest	Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*
Invesco Liquid Assets Portfolio	$9,051	$-	$9,051
Invesco Treasury Portfolio	3,918,575	-	3,918,575
Invesco Government & Agency Portfolio	28,544,744	-	28,544,744
Invesco Treasury Obligations Portfolio	132,371	24,258	156,629
Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)
Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)
Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$407,812	$-	$(407,812)
Invesco STIC Prime Portfolio	166,112	(624)	(165,488)
Invesco Treasury Portfolio	44,131	(46,858)	2,727
Invesco Government & Agency Portfolio	(1)	3	(2)
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/22)	(08/31/22)[1]	Period[2]	(08/31/22)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,005.20	$0.91	$1,024.30	$0.92	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,005.00	0.91	1,024.30	0.92	0.18
Invesco Treasury Portfolio	1,000.00	1,004.60	0.91	1,024.30	0.92	0.18
Invesco Government & Agency Portfolio	1,000.00	1,004.90	0.76	1,024.45	0.77	0.15
Invesco Treasury Obligations Portfolio	1,000.00	1,004.30	0.91	1,024.30	0.92	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,003.20	1.01	1,024.20	1.02	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%
Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%
Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	624	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	190	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-1

Annual Report to Shareholders	August 31, 2022

Personal Investment Class
Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Personal Investment Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$10.2 thousand
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	91.4 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	580.8 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	39.3 million
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	12.7 million
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	1.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount

Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP     -Credit Enhancement Provider

FEDL   -Federal Funds Effective Rate

LOC     -Letter of Credit

OBFR  -Overnight Bank Funding Rate

RB       -Revenue Bonds

SOFR  -Secured Overnight Financing Rate

VRD    -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1I.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Societe Generale S.A.	5.2%
J.P. Morgan Chase & Co.	5.0
Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount

Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount

Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount

Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Toronto-Dominion Bank	6.6%
PNC Bank N.A.	6.4
Federal Home Loan Mortgage Corporation	5.7
Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for: Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0029	$(0.0002)	$0.0027	$(0.0029)	$ -	$ -	$(0.0029)	$1.0002	0.27%	$ 10	0.40%	0.77%	0.26%
Year ended 08/31/21	1.0006	0.0004	(0.0005)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	10	0.21	0.77	0.01
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	-	(0.0071)	1.0006	0.74	10	0.64	0.77	0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	-	(0.0182)	1.0004	1.83	10	0.73	0.77	1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	-	(0.0105)	1.0004	1.07	11	0.73	0.78	1.18
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0029	(0.0000)	0.0029	(0.0026)	-	(0.0003)	(0.0029)	1.0000	0.29	91	0.37	0.83	0.39
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	93	0.13	0.85	0.01
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	-	(0.0064)	1.0000	0.65	395	0.59	0.81	0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	-	(0.0172)	1.0001	1.73	441	0.73	0.80	1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	-	(0.0097)	1.0001	0.99	616	0.73	0.82	1.00
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.26	580,831	0.36	0.76	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	265,106	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.56	281,818	0.55	0.76	0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.64	360,256	0.73	0.76	1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.83	117,875	0.71	0.75	0.84
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.29	39,333	0.44	0.71	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	9,360	0.08	0.71	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.58	13,530	0.50	0.70	0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	15,992	0.71	0.71	1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.84	8,321	0.68	0.70	0.82
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.23	12,718	0.42	0.76	0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	3,813	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.56	742	0.37	0.75	0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.62	112	0.73	0.76	1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.82	395	0.71	0.76	0.81
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.11	1,811	0.42	0.92	0.11
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,677	0.07	0.95	0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.41	3,584	0.48	0.89	0.47
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.83	2,542	0.75	0.90	0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.54	10	0.60	0.93	0.61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant     NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject     Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 22,055,624	$ 16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital

Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$ -	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$-	$(407,812)

Invesco STIC Prime Portfolio	166,112	(624)	(165,488)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Personal Investment Class	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,003.10	$3.13	$1,022.08	$3.16	0.62%
Invesco STIC Prime Portfolio	1,000.00	1,002.80	3.08	1,022.13	3.11	0.61
Invesco Treasury Portfolio	1,000.00	1,002.50	2.88	1,022.33	2.91	0.57
Invesco Government & Agency Portfolio	1,000.00	1,002.80	2.73	1,022.48	2.75	0.54
Invesco Treasury Obligations Portfolio	1,000.00	1,002.30	2.93	1,022.28	2.96	0.58
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,001.10	3.13	1,022.08	3.16	0.62

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%
Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%
Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	0.00%
Invesco STIC Prime Portfolio	624	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-6

Annual Report to Shareholders	August 31, 2022

Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Private Investment Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$1.1 million
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	457.3 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	381.8 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	577.9 million
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	14.6 million
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	14.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% -7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale S.A.	5.2%

J.P. Morgan Chase & Co.	5.0

Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount
Repurchase Agreements-38.99%(h)

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount
Repurchase Agreements-77.26%(c)

ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount
Repurchase Agreements-65.08%(d)

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 -05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Toronto-Dominion Bank	6.6%

PNC Bank N.A.	6.4

Federal Home Loan Mortgage Corporation	5.7

Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0037	$(0.0002)	$0.0035	$(0.0037)	$ -	$ -	$(0.0037)	$1.0002	0.35%	$ 1,073	0.29%	0.52%	0.37%
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,892	0.21	0.52	0.01
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	-	(0.0090)	1.0006	0.92	3,542	0.46	0.52	0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	-	(0.0207)	1.0004	2.09	4,718	0.48	0.52	2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	-	(0.0130)	1.0004	1.33	5,863	0.48	0.53	1.43
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0037	0.0000	0.0037	(0.0034)	-	(0.0003)	(0.0037)	1.0000	0.37	457	0.27	0.58	0.50
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	605	0.13	0.60	0.01
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	-	(0.0082)	1.0000	0.82	1,276	0.41	0.56	0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	-	(0.0197)	1.0001	1.99	1,348	0.48	0.55	1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	-	(0.0122)	1.0001	1.24	1,590	0.48	0.57	1.25
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.34	381,789	0.26	0.51	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	303,848	0.10	0.51	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.70	422,828	0.39	0.51	0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.90	506,027	0.48	0.51	1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.07	517,728	0.48	0.50	1.07
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.37	577,941	0.25	0.46	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	505,970	0.08	0.46	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.72	582,082	0.38	0.45	0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	532,585	0.46	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.08	425,748	0.45	0.45	1.05
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.33	14,565	0.25	0.46	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	14,645	0.10	0.46	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.74	14,424	0.36	0.45	0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	9,483	0.43	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.10	6,084	0.43	0.46	1.09
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.21	14,764	0.27	0.62	0.25
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	9,555	0.07	0.65	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	0.001	-	(0.01)	1.00	0.60	10,135	0.38	0.59	0.57
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.13	20,489	0.45	0.60	1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.75	28,061	0.45	0.63	0.76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$ 1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 22,055,624	$ 16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital

Invesco Liquid Assets Portfolio	$ 9,991,934	$ -	$ -	$1,034,618	$ -	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$ 9,051	$ -	$ 9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$ -	$(407,812)

Invesco STIC Prime Portfolio	166,112	(624)	(165,488)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:

Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:

Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:

Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:

Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:

Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:

Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:

Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:

Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:

Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:

Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment Class	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/22)	(08/31/22)[1]	Period[2]	(08/31/22)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,003.80	$2.22	$1,022.99	$2.24	0.44%
Invesco STIC Prime Portfolio	1,000.00	1,003.60	2.32	1,022.89	2.35	0.46
Invesco Treasury Portfolio	1,000.00	1,003.30	2.12	1,023.09	2.14	0.42
Invesco Government & Agency Portfolio	1,000.00	1,003.60	2.17	1,023.04	2.19	0.43
Invesco Treasury Obligations Portfolio	1,000.00	1,003.20	2.07	1,023.14	2.09	0.41
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.00	2.22	1,022.99	2.24	0.44

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*

Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%

Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%

Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%

Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	624	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	190	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-5

Annual Report to Shareholders	August 31, 2022

Reserve Class
Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Reserve Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$175.0 thousand
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	70.3 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	987.4 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	598.8 million
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	42.1 million
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	14.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount

Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% - 7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP     -Credit Enhancement Provider

FEDL   -Federal Funds Effective Rate

LOC     -Letter of Credit

OBFR  -Overnight Bank Funding Rate

RB       -Revenue Bonds

SOFR  -Secured Overnight Financing Rate

VRD    -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1I.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Societe Generale S.A.	5.2%
J.P. Morgan Chase & Co.	5.0
Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount

Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount

Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount

Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 - 09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Toronto-Dominion Bank	6.6%
PNC Bank N.A.	6.4
Federal Home Loan Mortgage Corporation	5.7
Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:
Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:
Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0019	$(0.0001)	$0.0018	$(0.0020)	$ -	$ -	$(0.0020)	$1.0002	0.18%	$ 175	0.46%	1.09%	0.20%
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	216	0.21	1.09	0.01
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	-	(0.0051)	1.0006	0.53	278	0.85	1.09	0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	-	(0.0150)	1.0004	1.51	303	1.05	1.09	1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	-	(0.0078)	1.0004	0.80	418	0.99	1.10	0.92
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0020	0.0000	0.0020	(0.0018)	-	(0.0002)	(0.0020)	1.0000	0.20	70	0.42	1.15	0.34
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	87	0.13	1.17	0.01
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	-	(0.0045)	1.0000	0.45	105	0.90	1.13	0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	-	(0.0140)	1.0001	1.41	273	1.05	1.12	1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	-	(0.0077)	1.0001	0.78	270	0.90	1.14	0.83
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.19	987,384	0.39	1.08	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	867,767	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.39	581,684	0.60	1.08	0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.32	289,625	1.05	1.08	1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.64	228,520	0.88	1.07	0.67
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.21	598,751	0.42	1.03	0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	408,500	0.08	1.03	0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.40	401,438	0.63	1.02	0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	297,787	1.03	1.03	1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.66	209,629	0.86	1.02	0.64
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	-	(0.00)	1.00	0.16	42,147	0.35	1.08	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	74,495	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.38	54,585	0.75	1.07	0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	54,711	1.05	1.08	1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.65	33,396	0.88	1.08	0.64
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.06	14,785	0.41	1.24	0.12
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	16,226	0.07	1.27	0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.000)	-	-	(0.00)	1.00	0.23	26,823	0.69	1.21	0.26
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.52	20,002	1.07	1.22	0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	14,151	0.77	1.25	0.44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

     Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

    GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

    Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 22,055,624	$ 16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital

Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$ -	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$-	$(407,812)

Invesco STIC Prime Portfolio	166,112	(624)	(165,488)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Reserve Class	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,002.10	$3.89	$1,021.32	$3.92	0.77%
Invesco STIC Prime Portfolio	1,000.00	1,002.00	3.84	1,021.37	3.87	0.76
Invesco Treasury Portfolio	1,000.00	1,001.80	3.33	1,021.88	3.36	0.66
Invesco Government & Agency Portfolio	1,000.00	1,002.00	3.78	1,021.42	3.82	0.75
Invesco Treasury Obligations Portfolio	1,000.00	1,001.50	3.28	1,021.93	3.31	0.65
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.60	3.63	1,021.58	3.67	0.72

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*

Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%

Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%

Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%

Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	624	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			190	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

2 Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at

800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-7

Annual Report to Shareholders	August 31, 2022

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Data

Resource Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$247.9 thousand
Invesco STIC Prime[1]	2 - 14 days	6 days	7 days	0.4 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	77.4 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	135.0 million
Invesco Treasury Obligations[2]	30 - 55 days	36 days	91 days	98.3 thousand
Invesco Tax-Free Cash Reserve[3]	8 - 15 days	9 days	9 days	760.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the US government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	47.9%	73.7%	77.1%	64.6%	4.4%	87.2%
8 - 30	19.7	23.8	3.0	1.5	31.1	7.2
31 - 60	4.9	2.5	2.2	1.9	28.2	5.6
61 - 90	10.9	0.0	2.6	10.2	22.1	0.0
91 - 180	16.6	0.0	0.0	5.2	3.0	0.0
181+	0.0	0.0	15.1	16.6	11.2	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% -7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% -7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 -06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 -06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale S.A.	5.2%

J.P. Morgan Chase & Co.	5.0

Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-29.37%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(a)	2.32%	09/01/2022	$13,000	$13,000,000

Banco Santander S.A. (SOFR + 0.45%) (Spain)(a)(b)	2.50%	10/03/2022	8,000	8,001,773

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	2.30%	09/01/2022	13,000	13,000,000

Credit Agricole Corporate & Investment Bank(a)	2.30%	09/01/2022	7,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main (Germany)(a)	2.29%	09/01/2022	13,000	13,000,000

Mizuho Securities (USA) LLC(a)	2.32%	09/01/2022	15,000	15,000,000

Skandinaviska Enskilda Banken AB(a)	2.30%	09/01/2022	13,000	13,000,000

Svenska Handelsbanken(a)	2.29%	09/01/2022	13,000	13,000,000

Total Certificates of Deposit (Cost $95,001,855)				95,001,773

Commercial Paper-26.55%(c)
Asset-Backed Securities - Fully Supported-4.01%
Bennington Stark Capital Co. LLC(a)(d)	2.41%	09/09/2022	5,000	4,997,016

Ionic Capital III Trust(a)	2.41%	09/20/2022	8,000	7,989,191

				12,986,207

Asset-Backed Securities - Fully Supported Bank-12.66%
Cancara Asset Securitisation LLC(a)	2.43%	09/27/2022	3,000	2,994,382

Chesham Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/01/2022	2,000	1,999,874

Concord Minutemen Capital Co. LLC(a)(d)	2.35%	09/06/2022	7,000	6,997,299

Ebury Finance LLC (Multi - CEP’s)(a)(d)	2.51%	09/22/2022	8,000	7,988,032

LMA-Americas LLC(a)(d)	2.45%	09/20/2022	8,000	7,988,964

Sheffield Receivables Co. LLC(a)(d)	2.39%	09/22/2022	5,000	4,992,358

				40,948,941

Diversified Banks-4.94%
DBS Bank Ltd. (Singapore)(a)(d)	2.49%	09/16/2022	8,000	7,991,583

Federation des Caisses Desjardins du Quebec (Canada)(a)(d)	2.44%	09/22/2022	8,000	7,988,360

				15,979,943

Diversified Capital Markets-2.47%
Columbia Funding Co. LLC(d)	2.41%	09/20/2022	3,000	2,995,947

Mackinac Funding Co. LLC(a)(d)	2.51%	09/15/2022	5,000	4,995,021

				7,990,968

Specialized Finance-2.47%
KEB Hana Bank(a)(d)	2.41%	09/01/2022	8,000	7,999,490

Total Commercial Paper (Cost $85,910,827)				85,905,549

Variable Rate Demand Notes-5.28%(e)
Credit Enhanced-5.28%
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	1.77%	12/01/2039	730	730,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(g)	2.67%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	2.38%	05/01/2037	2,950	2,950,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (LOC - FHLMC)(f)(g)	1.58%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(d)(g)	2.55%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $17,070,000)				17,070,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.20% (Cost $197,982,682)				197,977,322

			Repurchase Amount
Repurchase Agreements-38.99%(h)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(a)(i)	2.42%	09/07/2022	3,001,412	3,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 -05/20/2072)(a)(i)	2.45%	09/07/2022	3,001,429	3,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(a)(i)	2.46%	09/01/2022	5,002,392	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(a)(i)	2.58%	09/09/2022	8,020,067	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(j)	2.52%	09/01/2022	8,017,358	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 - 06/16/2061)	2.30%	09/01/2022	30,001,917	30,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 - 11/15/2095)(a)(i)	2.50%	09/07/2022	10,004,861	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 - 06/25/2059)	2.30%	09/01/2022	24,117,422	24,115,881

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(a)(j)	2.50%	09/01/2022	5,000,347	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	30,001,925	30,000,000

Total Repurchase Agreements (Cost $126,115,881)				126,115,881

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.19% (Cost $324,098,563)				324,093,203

OTHER ASSETS LESS LIABILITIES-(0.19)%				(611,050)

NET ASSETS-100.00%				$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 10.8%; Sweden: 8.0%; Switzerland: 7.7%; Canada: 7.4%; Japan: 7.1%; other countries less than 5% each: 26.9%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $87,421,976, which represented 27.03% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount
Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 -02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount
Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 -09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 -11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 -02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.16%
U.S. Treasury Bills-84.76%(a)
U.S. Treasury Bills	1.82%-2.06%	09/06/2022	$54,300	$54,286,133

U.S. Treasury Bills	1.23%	09/08/2022	10,000	9,997,608

U.S. Treasury Bills	2.04%-2.28%	09/13/2022	73,400	73,345,895

U.S. Treasury Bills	2.03%-2.15%	09/15/2022	82,500	82,431,857

U.S. Treasury Bills	1.25%-2.27%	09/20/2022	113,000	112,874,211

U.S. Treasury Bills	1.28%-2.31%	09/27/2022	87,000	86,872,643

U.S. Treasury Bills	1.39%-2.29%	10/04/2022	52,000	51,909,268

U.S. Treasury Bills	1.85%-2.24%	10/06/2022	33,700	33,635,803

U.S. Treasury Bills	1.51%-2.42%	10/11/2022	70,000	69,825,820

U.S. Treasury Bills	2.11%	10/13/2022	24,000	23,940,920

U.S. Treasury Bills	2.32%-2.50%	10/18/2022	89,500	89,214,567

U.S. Treasury Bills	2.49%	10/20/2022	4,500	4,484,871

U.S. Treasury Bills	2.07%	10/25/2022	14,000	13,956,740

U.S. Treasury Bills	2.54%	10/27/2022	45,000	44,823,600

U.S. Treasury Bills	2.20%	11/01/2022	24,000	23,911,143

U.S. Treasury Bills	2.51%	11/03/2022	30,000	29,869,275

U.S. Treasury Bills	2.24%	11/08/2022	24,000	23,898,907

U.S. Treasury Bills	2.55%-2.60%	11/10/2022	40,800	40,597,079

U.S. Treasury Bills	2.62%	11/15/2022	12,000	11,935,000

U.S. Treasury Bills	2.63%	11/17/2022	20,000	19,888,350

U.S. Treasury Bills	2.74%	11/22/2022	40,000	39,752,178

U.S. Treasury Bills	2.71%	11/29/2022	25,000	24,833,743

U.S. Treasury Bills	2.81%	12/13/2022	20,000	19,840,922

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,977,153

U.S. Treasury Bills	3.00%	07/13/2023	6,000	5,846,648

				995,950,334

U.S. Treasury Floating Rate Notes-15.40%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	45,000	44,999,800

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	11,000	11,000,764

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	19,000	19,000,509

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	17,500	17,500,388

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	30,000	30,000,601

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	8,000	7,998,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	25,500	25,474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	$ 25,000	$24,984,882

				180,959,778

TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $ 1,176,910,112)				1,176,910,112

OTHER ASSETS LESS LIABILITIES-(0.16)%				(1,828,082)

NET ASSETS-100.00%				$1,175,082,030

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-99.87%
Alabama-7.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	1.75%	07/01/2040	$11,220	$11,220,000

Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America N.A.)(b)(c)(d)	1.72%	05/01/2041	6,000	6,000,000

				17,220,000

Arizona-4.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.03%	01/01/2046	6,000	6,000,000

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	1.67%	06/15/2031	2,645	2,645,000

				11,330,000

California-3.22%
California (State of);
Series 2022 A-1	1.13%	09/15/2022	6,500	6,498,670

Series 2022 A-5	1.13%	09/15/2022	1,000	1,000,000

				7,498,670

Colorado-0.35%
Boulder (County of), CO (Imagine); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.63%	02/01/2031	825	825,000

Delaware-1.70%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	09/01/2036	2,525	2,525,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	05/01/2036	1,430	1,430,000

				3,955,000

District of Columbia-1.67%
District of Columbia (Georgetown University); Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)	1.66%	04/01/2041	1,200	1,200,000

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	08/15/2038	2,695	2,695,000

				3,895,000

Florida-3.97%
Orange (County of), FL Convention Center (Nemours Foundation); Series 2009 C-2, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.60%	01/01/2037	4,100	4,100,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.75%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.70%	07/01/2032	2,400	2,400,000

				9,225,000

Georgia-2.12%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.68%	11/01/2030	1,920	1,920,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	1.46%	09/01/2052	$3,000	$3,000,000

				4,920,000

Illinois-11.19%
Illinois (State of) Development Finance Authority (St. Ignatius College); Series 2002, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.51%	06/01/2032	1,650	1,650,000

Illinois (State of) Development Finance Authority (YMCA Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(a)(b)(c)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.56%	04/01/2031	725	725,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.47%	12/01/2046	5,730	5,730,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.50%	01/01/2037	2,600	2,600,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	1.68%	10/01/2033	2,625	2,625,000

Illinois (State of) Finance Authority (YMCA Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	1.60%	06/01/2034	2,735	2,735,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	1.65%	01/01/2041	4,160	4,160,000

				26,025,000

Indiana-5.28%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	1.75%	08/01/2037	3,285	3,285,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	1.64%	06/01/2035	6,000	6,000,000

Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing); Series 2008, VRD RB (CEP - FNMA)(b)	1.62%	05/15/2038	3,000	3,000,000

				12,285,000

Iowa-2.15%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	1.77%	12/01/2041	5,000	5,000,000

Louisiana-2.66%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.63%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.60%	07/01/2047	4,085	4,085,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	1.46%	07/01/2047	1,100	1,100,000

				6,185,000

Maryland-5.59%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program);
Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	1.48%	04/01/2035	5,000	5,000,000

Montgomery (County of), MD;
Series 2022 B, Commerical Paper Notes (LOC - JPMorgan Chase Bank N.A.)(c)	1.33%	10/04/2022	5,000	5,000,000

Series 2022 B, Commerical Paper Notes (LOC - State Street Bank and Trust Company)(c)	1.33%	10/04/2022	3,000	3,000,000

				13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-1.29%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(a)(b)(c)	1.49%	01/01/2037	$3,000	$3,000,000

Michigan-2.72%
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	1.56%	08/15/2030	3,620	3,620,000

Series 2000 A-2, VRD RB(b)	1.56%	08/15/2030	2,705	2,705,000

				6,325,000

Minnesota-3.08%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.75%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	1.67%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-1.97%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.46%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	1.46%	12/01/2030	4,000	4,000,000

				4,585,000

Missouri-1.93%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.67%	11/01/2037	1,320	1,320,000

Kansas City (City of), MO (H Roe Bartle); Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.49%	04/15/2025	1,915	1,915,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	1.82%	08/01/2038	1,260	1,260,000

				4,495,000

New York-4.61%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.68%	11/15/2046	7,115	7,115,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	1.50%	05/01/2039	3,600	3,600,000

				10,715,000

North Carolina-1.31%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	1.47%	06/01/2027	3,055	3,055,000

Ohio-2.72%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.67%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	1.53%	12/01/2034	3,670	3,670,000

				6,320,000

Pennsylvania-1.71%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	06/01/2037	1,225	1,225,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	1.65%	03/01/2030	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.67%	10/15/2025	$310	$310,000

Philadelphia (City of), PA; Series 2022 A, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.60%	09/27/2022	2,000	2,000,000

				3,985,000

Rhode Island-1.89%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.67%	09/01/2043	4,400	4,400,000

Texas-14.79%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	1.50%	08/01/2025	1,115	1,115,000

Garland (City of), TX; Series 2022, Commerical Paper Notes (LOC - Barclays Bank PLC)(a)(c)	1.55%	09/15/2022	1,200	1,200,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.69%	02/15/2042	6,200	6,200,000

Houston (City of), TX; Series 2022 H-2, Commerical Paper Notes	1.73%	09/07/2022	5,000	5,000,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.68%	05/15/2034	5,250	5,250,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.68%	04/01/2026	1,520	1,520,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	1.73%	05/01/2042	3,125	3,125,000

Texas A&M University; Series 2022 B	1.25%	10/05/2022	5,000	5,000,000

University of Texas System Board of Regents; Series 2022 A, Commerical Paper Notes	1.85%	09/16/2022	6,000	6,000,000

				34,410,000

Virginia-1.72%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.46%	08/01/2037	4,000	4,000,000

Washington-2.37%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	09/01/2049	3,375	3,375,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	1.49%	11/01/2047	2,145	2,145,000

				5,520,000

West Virginia-3.09%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	1.69%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	1.74%	01/01/2034	6,445	6,445,000

				7,190,000

Wisconsin-2.50%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.68%	10/01/2042	3,160	3,160,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	1.50%	08/15/2034	2,660	2,660,000

				5,820,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.87% (Cost $232,343,670)				232,343,670

OTHER ASSETS LESS LIABILITIES-0.13%				290,991

NET ASSETS-100.00%				$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; other countries less than 5% each: 15.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,000,000, which represented 4.73% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Toronto-Dominion Bank	6.6%

PNC Bank N.A.	6.4

Federal Home Loan Mortgage Corporation	5.7

Bank of America N.A.	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$197,977,322	$5,682,916,919	$24,198,787,135	$1,176,910,112	$232,343,670

Repurchase agreements, at value and cost	546,370,183	126,115,881	19,218,936,182	44,935,139,757	-	-

Cash	109,373	-	216,168	-	13,410	2,937

Receivable for:
Investments sold	-	-	-	-	-	230,000

Fund shares sold	-	-	3,426,958	12,440,927	-	-

Interest	1,498,126	114,844	15,648,843	39,762,105	427,495	353,878

Fund expenses absorbed	48,750	22,441	611,241	1,310,208	-	59,007

Investment for trustee deferred compensation and retirement plans	2,981,769	796,703	1,794,578	818,710	83,864	274,694

Other assets	-	132,222	406,980	2,382	791	29,200

Total assets	1,752,026,327	325,159,413	24,923,957,869	69,188,261,224	1,177,435,672	233,293,386

Liabilities:
Payable for:
Fund shares reacquired	-	-	1,436,975	4,312,518	-	-

Amount due custodian	-	-	-	75,388	-	-

Dividends	3,429,582	734,622	40,854,222	119,874,158	1,992,687	268,283

Accrued fees to affiliates	327,192	67,040	5,261,976	9,664,368	232,590	64,888

Accrued trustees’ and officers’ fees and benefits	5,177	3,013	24,875	75,569	4,088	2,853

Accrued operating expenses	38,091	24,350	390,285	209,322	26,751	29,818

Trustee deferred compensation and retirement plans	3,195,882	848,235	2,058,442	1,062,935	97,526	292,883

Total liabilities	6,995,924	1,677,260	50,026,775	135,274,258	2,353,642	658,725

Net assets applicable to shares outstanding	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$324,067,657	$24,879,025,429	$69,080,969,965	$1,175,260,073	$232,854,374

Distributable earnings (loss)	(2,453,699)	(585,504)	(5,094,335)	(27,982,999)	(178,043)	(219,713)

	$1,745,030,403	$323,482,153	$24,873,931,094	$69,052,986,966	$1,175,082,030	$232,634,661

Net Assets:
Institutional Class	$1,741,681,355	$322,472,595	$21,420,556,964	$61,165,374,792	$1,102,134,048	$196,759,517

Private Investment Class	$1,072,938	$457,312	$381,788,814	$577,941,151	$14,564,541	$14,764,249

Personal Investment Class	$10,248	$91,404	$580,830,893	$39,333,209	$12,718,457	$1,810,611

Cash Management Class	$1,720,159	$369,022	$394,771,725	$1,142,406,020	$78,579	$3,744,588

Reserve Class	$175,005	$70,263	$987,384,416	$598,751,170	$42,146,780	$14,785,359

Resource Class	$247,941	$386	$77,389,574	$135,003,087	$98,294	$760,040

Corporate Class	$22,778	$21,171	$473,991,784	$542,615,409	$3,341,331	$10,297

CAVU Securities Class	$99,979	$-	$557,216,925	$4,851,562,128	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,741,404,031	322,466,007	21,422,696,205	61,190,061,271	1,102,245,734	196,737,460

Private Investment Class	1,072,769	457,303	381,826,938	578,174,331	14,566,279	14,762,695

Personal Investment Class	10,246	91,402	580,888,890	39,349,084	12,720,093	1,810,436

Cash Management Class	1,719,889	369,015	394,811,148	1,142,867,105	78,588	3,744,177

Reserve Class	174,978	70,262	987,483,019	598,992,752	42,152,444	14,784,054

Resource Class	247,902	386	77,397,299	135,057,575	98,305	759,958

Corporate Class	22,774	21,170	474,039,115	542,834,320	3,341,703	10,296

CAVU Securities Class	99,963	-	557,272,567	4,853,520,238	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,747,632,225	$324,098,563	$24,901,853,101	$69,133,926,892	$1,176,910,112	$232,343,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$13,644,622	$2,284,794	$128,028,516	$395,970,368	$6,615,247	$959,588

Expenses:
Advisory fees	3,122,309	449,298	32,265,270	60,899,961	1,503,064	363,316

Administrative services fees	933,129	133,092	9,470,158	26,994,896	497,724	80,410

Custodian fees	40,769	21,744	543,746	726,135	12,003	4,168

Distribution fees:
Private Investment Class	7,695	1,538	949,886	1,691,410	37,328	29,069

Personal Investment Class	56	509	1,991,022	147,296	58,197	8,227

Cash Management Class	1,945	361	376,542	674,250	91	3,393

Reserve Class	1,800	711	11,418,685	4,727,590	553,248	149,700

Resource Class	540	-	96,179	248,617	161	2,277

Corporate Class	7	7	70,495	221,276	1,054	4

Transfer agent fees	187,339	26,958	1,935,916	5,480,996	101,526	16,349

Trustees’ and officers’ fees and benefits	33,400	20,107	172,056	472,464	26,153	19,234

Registration and filing fees	100,319	80,466	857,680	874,196	95,458	95,946

Reports to shareholders	16,135	11,893	63,345	60,302	13,166	25,783

Professional services fees	50,201	38,656	145,043	320,773	49,349	37,674

Other	102,516	58,218	300,901	520,409	65,519	22,861

Total expenses	4,598,160	843,558	60,656,924	104,060,571	3,014,041	858,411

Less: Fees waived and expenses reimbursed	(945,472)	(385,749)	(28,703,024)	(34,058,255)	(1,332,072)	(528,184)

Net expenses	3,652,688	457,809	31,953,900	70,002,316	1,681,969	330,227

Net investment income	9,991,934	1,826,985	96,074,616	325,968,052	4,933,278	629,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	624	(3,886,562)	(28,543,577)	(129,607)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	(5,126)	-	-	-	-

Net realized and unrealized gain (loss)	(402,877)	(4,502)	(3,886,562)	(28,543,577)	(129,607)	-

Net increase in net assets resulting from operations	$9,589,057	$1,822,483	$92,188,054	$297,424,475	$4,803,671	$629,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$1,826,985	$24,474

Net realized gain	3,959	2,613	624	552

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	(5,126)	(2,800)

Net increase in net assets resulting from operations	9,589,057	540,522	1,822,483	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(1,657,807)	(24,275)

Private Investment Class	(6,754)	(318)	(1,550)	(92)

Personal Investment Class	(32)	(4)	(240)	(31)

Cash Management Class	(9,759)	(359)	(1,672)	(52)

Reserve Class	(378)	(29)	(130)	(11)

Resource Class	(1,017)	(40)	(3)	(9)

Corporate Class	(112)	(13)	(95)	(4)

CAVU Securities Class	(504)	(16)	-	-

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(1,661,497)	(24,474)

Return of capital:
Institutional Class	-	-	(165,120)	-

Private Investment Class	-	-	(154)	-

Personal Investment Class	-	-	(24)	-

Cash Management Class	-	-	(167)	-

Reserve Class	-	-	(13)	-

Resource Class	-	-	(1)	-

Corporate Class	-	-	(9)	-

Total return of capital	-	-	(165,488)	-

Total distributions	(9,991,934)	(1,034,618)	(1,826,985)	(24,474)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	100,759,349	(99,033,118)

Private Investment Class	(1,818,407)	(648,893)	(147,861)	(671,036)

Personal Investment Class	-	-	(1,448)	(302,491)

Cash Management Class	(1,201,217)	(24,434)	(127,021)	(7,793)

Reserve Class	(40,550)	(62,582)	(16,775)	(18,402)

Resource Class	(114,240)	(3,337)	1	(122,205)

Corporate Class	(354)	(15,522)	64	4

CAVU Securities Class	1	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	100,466,309	(100,155,041)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	100,461,807	(100,157,289)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of year	$1,745,030,403	$2,362,888,735	$323,482,153	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2022	2021	2022	2021

Operations:

Net investment income	$96,074,616	$2,248,785	$325,968,052	$9,964,680

Net realized gain (loss)	(3,886,562)	30,818	(28,543,577)	542,485

Net increase in net assets resulting from operations	92,188,054	2,279,603	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:

Institutional Class	(85,408,911)	(2,005,555)	(295,190,284)	(9,402,663)

Private Investment Class	(1,268,453)	(35,458)	(2,186,097)	(120,583)

Personal Investment Class	(1,167,413)	(28,813)	(110,536)	(2,025)

Cash Management Class	(1,843,731)	(42,921)	(3,324,668)	(128,425)

Reserve Class	(2,122,002)	(62,101)	(1,225,131)	(105,814)

Resource Class	(267,315)	(18,705)	(863,585)	(32,727)

Corporate Class	(1,170,294)	(41,758)	(2,699,107)	(52,287)

CAVU Securities Class	(2,826,497)	(13,474)	(20,368,644)	(120,156)

Total distributions from distributable earnings	(96,074,616)	(2,248,785)	(325,968,052)	(9,964,680)

Share transactions-net:

Institutional Class	4,330,861,644	(2,122,806,791)	11,726,491,208	19,204,558,855

Private Investment Class	78,001,581	(118,976,592)	72,215,877	(76,121,055)

Personal Investment Class	315,801,181	(16,713,545)	29,989,058	(4,169,839)

Cash Management Class	(57,379,422)	80,255,547	394,921,370	316,471,282

Reserve Class	119,769,440	286,064,751	190,502,067	7,054,623

Resource Class	24,190,011	(582,467,587)	17,158,805	(25,248,184)

Corporate Class	207,510,470	(867,085,822)	(539,261,258)	1,050,827,823

CAVU Securities Class	10,231,626	547,040,941	3,411,670,557	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	5,028,986,531	(2,794,689,098)	15,303,687,684	21,915,223,186

Net increase (decrease) in net assets	5,025,099,969	(2,794,658,280)	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of year	$24,873,931,094	$19,848,831,125	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2022	2021	2022	2021

Operations:
Net investment income	$4,933,278	$133,186	$629,361	$17,194

Net realized gain (loss)	(129,607)	47,304	-	-

Net increase in net assets resulting from operations	4,803,671	180,490	629,361	17,194

Distributions to shareholders from distributable earnings:

Institutional Class	(4,768,439)	(123,225)	(576,238)	(12,978)

Private Investment Class	(48,742)	(1,559)	(26,690)	(1,039)

Personal Investment Class	(29,749)	(128)	(2,178)	(195)

Cash Management Class	(319)	(29)	(11,012)	(490)

Reserve Class	(71,516)	(7,454)	(10,273)	(2,280)

Resource Class	(360)	(17)	(2,938)	(208)

Corporate Class	(14,153)	(774)	(32)	(4)

Total distributions from distributable earnings	(4,933,278)	(133,186)	(629,361)	(17,194)

Share transactions-net:

Institutional Class	38,941,402	(306,942,642)	78,490,605	(32,730,801)

Private Investment Class	(78,490)	220,502	5,209,668	(580,210)

Personal Investment Class	8,907,420	3,070,903	133,658	(1,906,614)

Cash Management Class	(174,408)	(87,640)	(851,665)	(893,331)

Reserve Class	(32,341,061)	19,907,010	(1,439,232)	(10,596,705)

Resource Class	198	(51,953)	(716,611)	(1,527,247)

Corporate Class	(1,691,615)	(5,409,097)	19	-

Net increase (decrease) in net assets resulting from share transactions	13,563,446	(289,292,917)	80,826,442	(48,234,908)

Net increase (decrease) in net assets	13,433,839	(289,245,613)	80,826,442	(48,234,908)

Net assets:

Beginning of year	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of year	$1,175,082,030	$1,161,648,191	$232,634,661	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0039	$(0.0000)	$0.0039	$(0.0041)	$ -	$ -	$(0.0041)	$1.0002	0.39%	$ 248	0.26%	0.42%	0.40%
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	362	0.21	0.42	0.01
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	-	(0.0098)	1.0006	1.01	366	0.37	0.42	1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Invesco STIC Prime Portfolio
Year ended 08/31/22	1.0000	0.0047	0.0000	0.0047	(0.0043)	-	(0.0004)	(0.0047)	1.0000	0.47	0	0.15	0.44	0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	0	0.13	0.46	0.01
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	-	(0.0092)	1.0000	0.93	123	0.31	0.42	1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Invesco Treasury Obligations Portfolio
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.25	760	0.22	0.53	0.31
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,477	0.07	0.56	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.65	3,004	0.30	0.50	0.65
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.22	1,117	0.36	0.51	1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

34	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

35	Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

36	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 839,352

Invesco STIC Prime Portfolio	301,276

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

Invesco Treasury Obligations Portfolio	333,450

Invesco Tax-Free Cash Reserve Portfolio	302,421

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco STIC Prime Portfolio	82,545	915	311	206	491	1	4

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

Invesco Treasury Obligations Portfolio	536,300	19,938	27,410	61	414,286	83	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	14,819	4,105	1,861	104,414	1,256	2

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

37	Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 22,055,624	$ 16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	14,201,999	-

Invesco Tax-Free Cash Reserve Portfolio	241,775,804	207,889,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

38	Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022			2021
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital

Invesco Liquid Assets Portfolio	$9,991,934	$-	$-	$1,034,618	$-	$-

Invesco STIC Prime Portfolio	1,661,497	-	165,488	24,474	-	-

Invesco Treasury Portfolio	96,074,616	-	-	2,248,785	-	-

Invesco Government & Agency Portfolio	325,968,052	-	-	9,964,680	-	-

Invesco Treasury Obligations Portfolio	4,933,278	-	-	133,186	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	629,361	-	5,579	11,615	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco STIC Prime Portfolio	-	(580,144)	(5,360)	-	324,067,657	323,482,153

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

Invesco Treasury Obligations Portfolio	56,908	(69,452)	(8,870)	(156,629)	1,175,260,073	1,175,082,030

Invesco Tax-Free Cash Reserve Portfolio	-	(200,621)	-	(19,092)	232,854,374	232,634,661

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

39	Short-Term Investments Trust

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

Invesco STIC Prime Portfolio	324,098,563	-	(5,360)	(5,360)

Invesco Treasury Obligations Portfolio	1,176,918,982	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions, dividend redesignations and return of capital, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$ -	$(407,812)

Invesco STIC Prime Portfolio	166,112	(624)	(165,488)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	59,675	-	(59,675)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

40	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity
	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	331,500	$331,481	182,613	$182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:

Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,898,258,845	$1,898,293,281	1,439,605,312	$1,439,605,312

Private Investment Class	66,475	66,475	17,500	17,500

Personal Investment Class	45	45	-	-

Cash Management Class	47,921	47,925	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	718,725	718,729	14,063	14,063

Private Investment Class	961	961	91	91

Personal Investment Class	131	131	27	27

Cash Management Class	351	351	15	15

Reserve Class	62	62	7	7

Resource Class	1	1	7	7

Corporate Class	64	64	4	4

Reacquired:
Institutional Class	(1,798,225,673)	(1,798,252,661)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(215,296)	(215,297)	(688,627)	(688,627)

Personal Investment Class	(1,624)	(1,624)	(302,518)	(302,518)

Cash Management Class	(175,291)	(175,297)	(15,280)	(15,280)

Reserve Class	(16,836)	(16,838)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	100,458,862	$100,466,309	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,034,763,395	$2,034,763,395	1,758,486,047	$1,758,486,047

Private Investment Class	4,862,034	4,862,034	8,037,650	8,037,650

Personal Investment Class	25,412,787	25,412,787	6,051,798	6,051,798

Reserve Class	237,156,939	237,156,939	332,356,357	332,356,357

Resource Class	891,607	891,607	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	1,208,158	1,208,158	69,137	69,137

Private Investment Class	25,960	25,960	1,543	1,543

Personal Investment Class	13,163	13,163	102	102

Cash Management Class	185	185	27	27

Reserve Class	26,868	26,868	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	8,385	8,385	774	774

Reacquired:
Institutional Class	(1,997,030,151)	(1,997,030,151)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(4,966,484)	(4,966,484)	(7,818,691)	(7,818,691)

Personal Investment Class	(16,518,530)	(16,518,530)	(2,980,997)	(2,980,997)

Cash Management Class	(174,593)	(174,593)	(87,667)	(87,667)

Reserve Class	(269,524,868)	(269,524,868)	(312,456,512)	(312,456,512)

Resource Class	(891,409)	(891,409)	(103,990)	(103,990)

Corporate Class	(1,700,000)	(1,700,000)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	13,563,446	$13,563,446	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 51% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	264,322,787	$264,322,787	147,021,640	$147,021,640

Private Investment Class	8,658,509	8,658,509	2,274,008	2,274,008

Personal Investment Class	4,144,947	4,144,947	7,107,975	7,107,975

Cash Management Class	4,995,075	4,995,075	6,420,817	6,420,817

Reserve Class	44,954,869	44,954,869	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	203,648	203,648	7,749	7,749

Private Investment Class	10,734	10,734	832	832

Personal Investment Class	619	619	195	195

Cash Management Class	1,959	1,959	230	230

Reserve Class	2,238	2,238	2,280	2,280

Resource Class	1,890	1,890	205	205

Corporate Class	19	19	-	-

Reacquired:
Institutional Class	(186,035,830)	(186,035,830)	(179,760,190)	(179,760,190)

Private Investment Class	(3,459,575)	(3,459,575)	(2,855,050)	(2,855,050)

Personal Investment Class	(4,011,908)	(4,011,908)	(9,014,784)	(9,014,784)

Cash Management Class	(5,848,699)	(5,848,699)	(7,314,378)	(7,314,378)

Reserve Class	(46,396,339)	(46,396,339)	(38,734,330)	(38,734,330)

Resource Class	(718,501)	(718,501)	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	80,826,442	$80,826,442	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/22)	(08/31/22)[1]	Period[2]	(08/31/22)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,004.30	$1.82	$1,023.39	$1.84	0.36%
Invesco STIC Prime Portfolio	1,000.00	1,004.60	0.96	1,024.25	0.97	0.19
Invesco Treasury Portfolio	1,000.00	1,003.80	1.67	1,023.54	1.68	0.33
Invesco Government & Agency Portfolio	1,000.00	1,004.20	1.52	1,023.69	1.53	0.30
Invesco Treasury Obligations Portfolio	1,000.00	1,003.60	1.67	1,023.54	1.68	0.33
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.40	1.87	1,023.34	1.89	0.37

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

48	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

49	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

50	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

51	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

52	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

53	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%
Invesco STIC Prime Portfolio	98.68%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%
Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	0.00%	100.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$-	0.00%
Invesco STIC Prime Portfolio	624	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

54	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	190	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-4

Annual Report to Shareholders	August 31, 2022

CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing. Only clients of CAVU Securities, LLC (CAVU) are eligible to purchase the Funds’ CAVU Securities Class. CAVU is a veteran and minority owned firm that measures the success of the firm not only based on financial performance, but also by the positive contributions it makes in giving back to the community, our country and those who have served our country. The CAVU Securities Class may not be purchased directly by individuals. In order to be a shareholder of the CAVU Securities Class, an individual generally needs to have a brokerage account with CAVU or its affiliates or another intermediary authorized by CAVU to offer the Fund’s CAVU Securities Class.

Unless otherwise stated, information presented in this report is as of August 31, 2022, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

CAVU Securities Class data as of 8/31/22

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 52 days	17 days	35 days	$100.0 thousand
Invesco Treasury[2]	4 - 58 days	4 days	93 days	557.2 million
Invesco Government & Agency[2]	14 - 56 days	14 days	105 days	4.9 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

    The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.

    The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/22
	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
1 - 7	47.9%	77.1%	64.6%
8 - 30	19.7	3.0	1.5
31 - 60	4.9	2.2	1.9
61 - 90	10.9	2.6	10.2
91 - 180	16.6	0.0	5.2
181+	0.0	15.1	16.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-40.49%(a)
Asset-Backed Securities - Fully Supported-0.58%
Ridgefield Funding Co., LLC (CEP - BNP Paribas S.A.) (SOFR + 0.52%)(b)(c)(d)	2.86%	02/15/2023	$10,000	$10,000,000

Asset-Backed Securities - Fully Supported Bank-7.45%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.28%)(b)(c)(d)	2.66%	11/21/2022	40,000	40,006,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	2.53%	09/01/2022	20,000	20,000,000

Matchpoint Finance PLC (SOFR + 0.45%) (Ireland)(b)(c)(d)	2.79%	11/17/2022	20,000	20,007,380

Nieuw Amsterdam Receivables Corp. B.V. (CEP - Cooperatieve Rabobank UA) (Netherlands)(b)(c)	2.51%	09/21/2022	30,000	29,956,600

Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.30%)(b)(c)(d)	2.63%	01/09/2023	20,000	20,003,550

				129,973,530

Diversified Banks-23.02%
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,935,293

Barclays Bank PLC(c)	2.36%	09/26/2022	20,000	19,966,012

Barclays Bank PLC(c)	2.55%	09/23/2022	50,000	49,924,867

DBS Bank Ltd. (Singapore)(b)(c)	2.49%	09/16/2022	10,000	9,989,480

DBS Bank Ltd. (Singapore)(b)(c)	2.91%	11/14/2022	30,000	29,820,000

DBS Bank Ltd. (Singapore)(b)(c)	3.35%	01/17/2023	20,000	19,739,607

Korea Development Bank(c)	3.19%	01/05/2023	20,000	19,773,093

Korea Development Bank(c)	3.19%	01/06/2023	10,000	9,885,369

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	2.59%	09/20/2022	70,000	69,909,155

Skandinaviska Enskilda Banken AB (SOFR + 0.40%) (Sweden)(b)(c)(d)	2.74%	11/17/2022	70,000	70,015,605

Svenska Handelsbanken AB (Sweden)(b)(c)	0.34%	11/03/2022	22,850	22,746,251

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%) (Canada)(b)(c)(d)	1.92%	09/06/2022	10,000	9,999,848

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.45%) (Canada)(b)(c)(d)	2.73%	12/30/2022	15,000	15,002,940

Toronto-Dominion Bank (The) (1 mo. FEDL + 0.46%) (Canada)(c)(d)	2.85%	02/15/2023	25,000	25,019,600

				401,727,120

Diversified Capital Markets-4.01%
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	60,000	60,009,000

Great Bear Funding LLC (1 mo. OBFR + 0.40%)(c)(d)	2.77%	01/12/2023	10,000	10,001,500

				70,010,500

Investment Banking & Brokerage-1.71%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,820,197

Specialized Finance-3.72%
CDP Financial, Inc. (Canada)(b)(c)	2.10%	09/14/2022	45,000	44,959,067

KEB Hana Bank(b)(c)	2.26%	09/20/2022	20,000	19,973,556

				64,932,623

Total Commercial Paper (Cost $706,722,043)				706,463,970

Certificates of Deposit-22.98%
Australia & New Zealand Banking Group Ltd. (Cayman Islands)(c)	2.32%	09/01/2022	52,000	52,000,000

Banco Santander S.A.(c)	3.14%	12/15/2022	10,000	10,017,135

Cooperatieve Rabobank U.A. (Cayman Islands)(c)	2.30%	09/01/2022	52,000	52,000,000

Credit Agricole Corporate & Investment Bank(c)	2.30%	09/01/2022	53,000	53,000,000

Goldman Sachs Bank USA (SOFR + 0.21%)(d)	2.58%	09/16/2022	30,000	30,001,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Korea Development Bank (SOFR + 0.57%)(c)(d)	2.91%	02/10/2023	$25,000	$25,015,814

Korea Development Bank (SOFR + 0.55%) (South Korea)(c)(d)	2.89%	02/15/2023	5,000	5,002,726

Norinchukin Bank(c)	2.39%	09/02/2022	70,000	70,000,236

Skandinaviska Enskilda Banken AB(c)	2.30%	09/01/2022	17,000	17,000,000

Toronto-Dominion Bank (The)(c)	3.21%	01/09/2023	15,000	15,005,457

Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,972,453

Woori Bank(c)	2.38%	09/08/2022	50,000	50,000,594

Woori Bank(c)	2.25%	09/23/2022	17,000	16,998,470

Total Certificates of Deposit (Cost $401,000,000)				401,014,157

Variable Rate Demand Notes-5.36%(e)
Credit Enhanced-5.36%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)(f)	2.67%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(d)(f)	2.38%	05/01/2037	2,400	2,400,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	2.33%	08/01/2045	82,040	82,040,000

Total Variable Rate Demand Notes (Cost $93,539,999)				93,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-68.83% (Cost $1,201,262,042)				1,201,018,126

			Repurchase Amount
Repurchase Agreements-31.31%(g)
BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $125,058,819 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, non-agency asset-backed securities, corporate obligations and U.S. Treasury obligations valued at $129,922,546; 0.00% - 7.00%; 01/06/2023 - 05/20/2072)(c)(h)	2.42%	09/07/2022	15,007,058	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $25,011,910 (collateralized by agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations, agency and non-agency asset-backed securities and corporate obligations valued at $25,555,105; 0.45% - 7.88%; 04/03/2023 - 05/20/2072)(c)(h)	2.45%	09/07/2022	10,004,764	10,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/25/2022, aggregate maturing value of $65,031,092 (collateralized by non-agency asset-backed securities and corporate obligations valued at $70,914,260; 0.00% - 13.00%; 05/15/2023 - 09/01/2119)(c)(h)	2.46%	09/01/2022	25,011,958	25,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $110,083,744; 0.00% - 10.97%; 11/10/2023 - 03/27/2062)(i)	2.89%	09/01/2022	45,111,700	45,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/11/2022 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $203,594,466; 0.00% - 7.75%; 11/15/2026 - 10/25/2066)(i)	2.89%	09/01/2022	13,021,882	13,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $400,184,333 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities, corporate obligations, commercial paper and U.S. Treasury obligations valued at $422,240,222; 0.00% - 15.00%; 09/06/2022 - 05/15/2097)(c)(h)	2.37%	09/01/2022	20,009,217	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/05/2022, aggregate maturing value of $10,025,083 (collateralized by an non-agency-backed asset-backed security, corporate obligations and non-agency mortgage-backed securities valued at $10,560,000; 3.39% - 7.00%; 09/09/2024 - 06/15/2050)(c)	2.58%	09/09/2022	2,005,017	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by corporate obligations valued at $110,000,070; 7.72% - 9.50%; 10/01/2022 - 02/15/2029)(i)	2.62%	09/01/2022	65,146,629	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,784,179; 4.13% - 7.50%; 11/01/2022 - 05/15/2061)(i)	2.52%	09/01/2022	$7,015,188	$7,000,000

J.P. Morgan Securities LLC, joint term agreement dated 07/22/2022, aggregate maturing value of $105,007,875 (collateralized by non-agency asset-backed securities, a corporate obligation and non-agency mortgage-backed securities valued at $114,262,653; 2.67% -7.36%; 05/15/2024 - 06/25/2047)(j)	2.70%	09/01/2022	15,001,125	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $500,031,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,071; 0.00% - 5.50%; 08/25/2027 -06/16/2061)	2.30%	09/01/2022	85,005,431	85,000,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2022, aggregate maturing value of $290,140,972 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $318,943,657; 2.50% - 15.50%; 01/15/2023 -11/15/2095)(c)(h)	2.50%	09/07/2022	53,025,764	53,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2022, aggregate maturing value of $1,500,095,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,000; 0.25% - 5.50%; 09/30/2022 -06/25/2059)	2.30%	09/01/2022	16,371,229	16,370,183

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by non-agency asset-backed securities, corporate obligations and non-agency mortgage-backed securities valued at $62,815,397; 0.00% - 12.00%; 11/15/2022 - 05/15/2097)(i)	2.50%	09/01/2022	25,001,736	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by corporate obligations valued at $92,505,932; 0.00% - 11.88%; 09/19/2022 - 08/15/2062)(c)(i)	2.43%	09/01/2022	65,004,388	65,000,000

Wells Fargo Securities, LLC, joint agreement dated 08/31/2022, aggregate maturing value of $200,012,833 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.00%; 03/15/2032 - 08/01/2052)	2.31%	09/01/2022	85,005,454	85,000,000

Total Repurchase Agreements (Cost $546,370,183)				546,370,183

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.14% (Cost $1,747,632,225)				1,747,388,309

OTHER ASSETS LESS LIABILITIES-(0.14)%				(2,357,906)

NET ASSETS-100.00%				$1,745,030,403

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $520,984,528, which represented 29.86% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.9%; France: 12.5%; Japan: 8.5%; Korea: 8.4%; Netherlands: 7.0%; Sweden: 6.3%; other countries less than 5% each: 14.2%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Also represents cost for federal income tax purposes.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Societe Generale S.A.	5.2%

J.P. Morgan Chase & Co.	5.0

Skandinaviska Enskilda Banken AB	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-22.85%
U.S. Treasury Bills-3.81%(a)
U.S. Treasury Bills	0.12%	09/08/2022	$100,000	$99,997,764

U.S. Treasury Bills	1.76%	09/29/2022	500,000	499,319,444

U.S. Treasury Bills	2.12%	10/13/2022	350,000	349,138,417

				948,455,625

U.S. Treasury Floating Rate Notes-16.50%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	355,000	354,998,397

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	250,500	250,505,365

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	200,000	200,004,851

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	560,000	560,000,585

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	2.89%	01/31/2024	200,000	200,114,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	2.83%	04/30/2024	450,000	449,989,855

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,088,500	2,087,618,487

				4,103,231,876

U.S. Treasury Notes-2.54%
U.S. Treasury Notes	1.50%	09/15/2022	150,000	150,081,402

U.S. Treasury Notes	1.38%	10/15/2022	200,000	200,311,469

U.S. Treasury Notes	1.88%	10/31/2022	180,000	180,524,852

U.S. Treasury Notes	2.00%	10/31/2022	100,000	100,311,695

				631,229,418

Total U.S. Treasury Securities (Cost $5,682,916,919)				5,682,916,919

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-22.85% (Cost $5,682,916,919)				5,682,916,919

			Repurchase Amount
Repurchase Agreements-77.26%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2022, maturing value of $450,028,750 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.13% - 3.13%; 08/15/2023 - 11/15/2047)	2.30%	09/01/2022	450,028,750	450,000,000

BMO Capital Markets Corp., agreement dated 08/31/2022, maturing value of $300,017,083 (collateralized by U.S. Treasury obligations valued at $306,000,052; 0.00% - 3.25%; 11/08/2022 - 11/15/2051)	2.05%	09/01/2022	300,017,083	300,000,000

BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	12,200,779,444	12,200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,250,079,861 (collateralized by U.S. Treasury obligations valued at $1,275,000,012; 0.00% - 5.38%; 10/27/2022 - 02/15/2042)	2.30%	09/01/2022	1,250,079,861	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	$150,008,542	$150,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2022, maturing value of $150,008,333 (collateralized by U.S. Treasury obligations valued at $153,000,068; 1.25% - 2.88%; 04/30/2024 - 10/31/2028)	2.00%	09/01/2022	150,008,333	150,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	252,007,000	252,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(d)	2.32%	09/07/2022	100,045,768	100,000,656

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	2.32%	09/07/2022	473,638,567	473,425,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/31/2022, maturing value of $100,044,819 (collateralized by U.S. Treasury obligations valued at $102,006,477; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	2.31%	09/07/2022	100,044,819	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $190,949,752 (collateralized by U.S. Treasury obligations valued at $194,268,500; 0.00%; 05/15/2029 - 08/15/2037)	2.31%	09/01/2022	190,949,752	190,937,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2022, maturing value of $277,705,318 (collateralized by U.S. Treasury obligations valued at $282,133,500; 0.00%; 11/15/2039 - 02/15/2045)	2.31%	09/01/2022	277,705,318	277,687,500

RBC Dominion Securities Inc., agreement dated 08/31/2022, maturing value of $800,051,111 (collateralized by U.S. Treasury obligations valued at $816,000,003; 0.00% - 6.38%; 09/30/2022 - 08/15/2052)	2.30%	09/01/2022	800,051,111	800,000,000

RBC Dominion Securities Inc., term agreement dated 08/03/2022, maturing value of $300,653,083 (collateralized by U.S. Treasury obligations valued at $306,000,026; 0.13% - 6.38%; 09/30/2022 - 08/15/2052)(d)	2.31%	09/06/2022	300,653,083	300,000,000

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(d)	2.30%	09/01/2022	325,290,694	325,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(d)	2.30%	09/07/2022	85,038,014	85,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	75,004,792	75,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(d)	2.30%	09/01/2022	100,044,722	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,439,977,519	1,439,885,526

Total Repurchase Agreements (Cost $19,218,936,182)				19,218,936,182

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $24,901,853,101)				24,901,853,101

OTHER ASSETS LESS LIABILITIES-(0.11)%				(27,922,007)

NET ASSETS-100.00%				$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2022

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.76%
U.S. Treasury Bills-13.45%(a)
U.S. Treasury Bills	0.08%	09/08/2022	$75,000	$74,998,906

U.S. Treasury Bills	2.29%	10/04/2022	5,000	4,989,550

U.S. Treasury Bills	0.09%-0.10%	10/06/2022	860,000	859,923,073

U.S. Treasury Bills	2.50%	10/18/2022	3,000	2,990,248

U.S. Treasury Bills	2.20%	11/01/2022	1,000,000	996,297,639

U.S. Treasury Bills	2.51%	11/03/2022	525,000	522,712,311

U.S. Treasury Bills	2.25%	11/08/2022	750,000	746,840,833

U.S. Treasury Bills	2.60%	11/10/2022	100,000	99,498,333

U.S. Treasury Bills	2.62%	11/15/2022	670,000	666,370,834

U.S. Treasury Bills	2.63%	11/17/2022	733,000	728,908,027

U.S. Treasury Bills	2.76%	11/25/2022	500,000	496,763,554

U.S. Treasury Bills	2.71%	11/29/2022	800,000	794,679,778

U.S. Treasury Bills	2.75%	12/06/2022	600,000	595,631,998

U.S. Treasury Bills	1.78%	12/08/2022	600,000	597,120,433

U.S. Treasury Bills	2.81%	12/13/2022	650,000	644,829,975

U.S. Treasury Bills	2.92%	12/20/2022	600,000	594,701,665

U.S. Treasury Bills	2.96%	01/26/2023	750,000	741,057,500

U.S. Treasury Bills	1.18%	02/23/2023	121,000	120,311,813

				9,288,626,470

U.S. Treasury Floating Rate Notes-13.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.96%	10/31/2022	730,000	730,003,334

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.95%	01/31/2023	312,400	312,432,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.94%	04/30/2023	1,330,000	1,330,056,967

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.93%	07/31/2023	206,000	206,006,090

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	10/31/2023	1,038,679	1,038,709,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.89%	01/31/2024	180,000	179,956,151

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.83%	04/30/2024	3,564,000	3,560,385,309

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.94%	07/31/2024	2,214,000	2,213,247,714

				9,570,797,863

U.S. Treasury Notes-0.45%
U.S. Treasury Notes	1.50%	09/15/2022	210,000	210,113,048

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,132,293

				310,245,341

Total U.S. Treasury Securities (Cost $19,169,669,674)				19,169,669,674

U.S. Government Sponsored Agency Securities-7.28%
Federal Farm Credit Bank (FFCB)-4.32%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	2.38%	10/07/2022	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.34%	10/21/2022	$20,000	$20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	2.37%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	2.31%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	2.32%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	12/15/2023	24,500	24,498,405

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	2.35%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.32%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	2.33%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.33%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	2.34%	05/24/2024	62,000	62,000,000

				2,983,498,405

Federal Home Loan Bank (FHLB)-2.51%
Federal Home Loan Bank	1.85%	09/23/2022	150,000	149,831,333

Federal Home Loan Bank	2.01%	10/14/2022	375,000	374,104,167

Federal Home Loan Bank	1.44%	11/07/2022	1,215,000	1,211,766,412

				1,735,701,912

Federal National Mortgage Association (FNMA)-0.17%
Federal National Mortgage Association	1.86%	09/21/2022	115,000	114,881,806

U.S. International Development Finance Corp. (DFC)-0.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	06/15/2025	14,400	14,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	07/15/2025	15,667	15,666,669

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2025	3,421	3,421,053

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	4,250	4,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/15/2026	7,083	7,083,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	09/30/2027	11,455	11,454,546

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	02/15/2028	12,222	12,222,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	$56,818	$56,818,182

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	7,111	7,111,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.90%	10/15/2030	7,333	7,333,333

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	20,400	20,400,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	34,875	34,875,000

				195,035,338

Total U.S. Government Sponsored Agency Securities (Cost $5,029,117,461)				5,029,117,461

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.04% (Cost $24,198,787,135)				24,198,787,135

			Repurchase Amount
Repurchase Agreements-65.08%(d)
BofA Securities, Inc., joint agreement dated 08/31/2022, aggregate maturing value of $400,023,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 1.38% - 4.38%; 05/15/2040 - 11/15/2051)	2.15%	09/01/2022	200,011,944	200,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2022, aggregate maturing value of $54,303,469,167 (collateralized by U.S. Treasury obligations valued at $54,303,469,345; 0.13% - 2.38%; 09/15/2023 - 02/15/2031)	2.30%	09/01/2022	37,002,363,889	37,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2022, maturing value of $1,750,111,806 (collateralized by U.S. Treasury obligations valued at $1,785,000,044; 0.13% - 6.13%; 03/31/2024 - 02/15/2052)	2.30%	09/01/2022	1,750,111,806	1,750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2022, aggregate maturing value of $500,028,472 (collateralized by U.S. Treasury obligations valued at $510,000,130; 1.63%; 05/15/2031)	2.05%	09/01/2022	350,019,931	350,000,000

Goldman Sachs & Co., joint agreement dated 08/31/2022, aggregate maturing value of $1,152,032,000 (collateralized by U.S. Treasury obligations valued at $1,175,040,002; 0.00% - 5.25%; 09/01/2022 - 02/15/2052)	1.00%	09/01/2022	900,025,000	900,000,000

ING Financial Markets, LLC, joint term agreement dated 07/28/2022, aggregate maturing value of $501,796,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2028 -09/01/2057)	2.31%	09/22/2022	401,437,333	400,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by agency mortgage-backed securities valued at $918,000,002; 1.00% - 7.50%; 09/20/2027 - 02/16/2063)(e)	2.32%	09/01/2022	786,568,038	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/31/2022, aggregate maturing value of $350,169,913 (collateralized by U.S. Treasury obligations valued at $355,812,473; 0.00%; 08/15/2027 - 11/15/2045)(f)	2.32%	09/07/2022	170,078,734	170,002,044

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/31/2022, aggregate maturing value of $1,736,157,847 (collateralized by U.S. Treasury obligations valued at $1,772,542,842; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(f)	2.32%	09/07/2022	1,051,599,174	1,051,125,000

Prudential Insurance Co. of America, agreement dated 08/31/2022, maturing value of $434,162,857 (collateralized by U.S. Treasury obligations valued at $441,112,430; 0.00%; 02/15/2026 - 11/15/2043)	2.31%	09/01/2022	434,162,857	434,135,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2022

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Royal Bank of Canada, joint term agreement dated 08/18/2022, aggregate maturing value of $625,559,028 (collateralized by U.S. Treasury obligations valued at $637,500,034; 0.25% - 3.38%; 08/15/2023 - 02/15/2048)(f)	2.30%	09/01/2022	$300,268,333	$300,000,000

Royal Bank of Canada, joint term agreement dated 08/31/2022, aggregate maturing value of $185,082,736 (collateralized by U.S. Treasury obligations valued at $188,700,063; 0.13% - 2.75%; 03/31/2023 - 02/15/2041)(f)	2.30%	09/07/2022	100,044,722	100,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,494; 0.00% - 3.25%; 09/01/2022 - 05/15/2032)(e)	2.30%	09/01/2022	100,006,389	100,000,000

Standard Chartered Bank, joint term agreement dated 08/25/2022, aggregate maturing value of $1,000,447,222 (collateralized by U.S. Treasury obligations valued at $1,020,456,176; 0.13% - 3.63%; 09/30/2022 - 05/15/2052)(f)	2.30%	09/01/2022	135,060,375	135,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2022, aggregate maturing value of $3,650,233,194 (collateralized by U.S. Treasury obligations valued at $3,723,000,008; 0.00% - 2.88%; 11/03/2022 - 02/15/2050)	2.30%	09/01/2022	1,259,958,205	1,259,877,713

Total Repurchase Agreements (Cost $44,935,139,757)				44,935,139,757

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $69,133,926,892)				69,133,926,892

OTHER ASSETS LESS LIABILITIES-(0.12)%				(80,939,926)

NET ASSETS-100.00%				$69,052,986,966

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2022

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,201,018,126	$5,682,916,919	$24,198,787,135

Repurchase agreements, at value and cost	546,370,183	19,218,936,182	44,935,139,757

Cash	109,373	216,168	-

Receivable for:
Fund shares sold	-	3,426,958	12,440,927

Interest	1,498,126	15,648,843	39,762,105

Fund expenses absorbed	48,750	611,241	1,310,208

Investment for trustee deferred compensation and retirement plans	2,981,769	1,794,578	818,710

Other assets	-	406,980	2,382

Total assets	1,752,026,327	24,923,957,869	69,188,261,224

Liabilities:
Payable for:
Fund shares reacquired	-	1,436,975	4,312,518

Amount due custodian	-	-	75,388

Dividends	3,429,582	40,854,222	119,874,158

Accrued fees to affiliates	327,192	5,261,976	9,664,368

Accrued trustees’ and officers’ fees and benefits	5,177	24,875	75,569

Accrued operating expenses	38,091	390,285	209,322

Trustee deferred compensation and retirement plans	3,195,882	2,058,442	1,062,935

Total liabilities	6,995,924	50,026,775	135,274,258

Net assets applicable to shares outstanding	$1,745,030,403	$24,873,931,094	$69,052,986,966

Net assets consist of:
Shares of beneficial interest	$1,747,484,102	$24,879,025,429	$69,080,969,965

Distributable earnings (loss)	(2,453,699)	(5,094,335)	(27,982,999)

	$1,745,030,403	$24,873,931,094	$69,052,986,966

Net Assets:
Institutional Class	$1,741,681,355	$21,420,556,964	$61,165,374,792

Private Investment Class	$1,072,938	$381,788,814	$577,941,151

Personal Investment Class	$10,248	$580,830,893	$39,333,209

Cash Management Class	$1,720,159	$394,771,725	$1,142,406,020

Reserve Class	$175,005	$987,384,416	$598,751,170

Resource Class	$247,941	$77,389,574	$135,003,087

Corporate Class	$22,778	$473,991,784	$542,615,409

CAVU Securities Class	$99,979	$557,216,925	$4,851,562,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2022

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,741,404,031	21,422,696,205	61,190,061,271

Private Investment Class	1,072,769	381,826,938	578,174,331

Personal Investment Class	10,246	580,888,890	39,349,084

Cash Management Class	1,719,889	394,811,148	1,142,867,105

Reserve Class	174,978	987,483,019	598,992,752

Resource Class	247,902	77,397,299	135,057,575

Corporate Class	22,774	474,039,115	542,834,320

CAVU Securities Class	99,963	557,272,567	4,853,520,238

Net asset value, offering and redemption price per share for each class	$1.0002	$1.00	$1.00

Cost of Investments	$1,747,632,225	$24,901,853,101	$69,133,926,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2022

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Investment income:
Interest	$13,644,622	$128,028,516	$395,970,368

Expenses:
Advisory fees	3,122,309	32,265,270	60,899,961

Administrative services fees	933,129	9,470,158	26,994,896

Custodian fees	40,769	543,746	726,135

Distribution fees:
Private Investment Class	7,695	949,886	1,691,410

Personal Investment Class	56	1,991,022	147,296

Cash Management Class	1,945	376,542	674,250

Reserve Class	1,800	11,418,685	4,727,590

Resource Class	540	96,179	248,617

Corporate Class	7	70,495	221,276

Transfer agent fees	187,339	1,935,916	5,480,996

Trustees’ and officers’ fees and benefits	33,400	172,056	472,464

Registration and filing fees	100,319	857,680	874,196

Reports to shareholders	16,135	63,345	60,302

Professional services fees	50,201	145,043	320,773

Other	102,516	300,901	520,409

Total expenses	4,598,160	60,656,924	104,060,571

Less: Fees waived and expenses reimbursed	(945,472)	(28,703,024)	(34,058,255)

Net expenses	3,652,688	31,953,900	70,002,316

Net investment income	9,991,934	96,074,616	325,968,052

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	(3,886,562)	(28,543,577)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(406,836)	-	-

Net realized and unrealized gain (loss)	(402,877)	(3,886,562)	(28,543,577)

Net increase in net assets resulting from operations	$9,589,057	$92,188,054	$297,424,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2022 and 2021

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	2022	2021	2022	2021

Operations:
Net investment income	$9,991,934	$1,034,618	$96,074,616	$2,248,785

Net realized gain (loss)	3,959	2,613	(3,886,562)	30,818

Change in net unrealized appreciation (depreciation)	(406,836)	(496,709)	-	-

Net increase in net assets resulting from operations	9,589,057	540,522	92,188,054	2,279,603

Distributions to shareholders from distributable earnings:
Institutional Class	(9,973,378)	(1,033,839)	(85,408,911)	(2,005,555)

Private Investment Class	(6,754)	(318)	(1,268,453)	(35,458)

Personal Investment Class	(32)	(4)	(1,167,413)	(28,813)

Cash Management Class	(9,759)	(359)	(1,843,731)	(42,921)

Reserve Class	(378)	(29)	(2,122,002)	(62,101)

Resource Class	(1,017)	(40)	(267,315)	(18,705)

Corporate Class	(112)	(13)	(1,170,294)	(41,758)

CAVU Securities Class	(504)	(16)	(2,826,497)	(13,474)

Total distributions from distributable earnings	(9,991,934)	(1,034,618)	(96,074,616)	(2,248,785)

Share transactions-net:
Institutional Class	(614,280,688)	(201,574,311)	4,330,861,644	(2,122,806,791)

Private Investment Class	(1,818,407)	(648,893)	78,001,581	(118,976,592)

Personal Investment Class	-	-	315,801,181	(16,713,545)

Cash Management Class	(1,201,217)	(24,434)	(57,379,422)	80,255,547

Reserve Class	(40,550)	(62,582)	119,769,440	286,064,751

Resource Class	(114,240)	(3,337)	24,190,011	(582,467,587)

Corporate Class	(354)	(15,522)	207,510,470	(867,085,822)

CAVU Securities Class	1	100,002	10,231,626	547,040,941

Net increase (decrease) in net assets resulting from share transactions	(617,455,455)	(202,229,077)	5,028,986,531	(2,794,689,098)

Net increase (decrease) in net assets	(617,858,332)	(202,723,173)	5,025,099,969	(2,794,658,280)

Net assets:
Beginning of year	2,362,888,735	2,565,611,908	19,848,831,125	22,643,489,405

End of year	$1,745,030,403	$2,362,888,735	$24,873,931,094	$19,848,831,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2022 and 2021

	Invesco Government & Agency Portfolio

	2022	2021

Operations:
Net investment income	$325,968,052	$9,964,680

Net realized gain (loss)	(28,543,577)	542,485

Net increase in net assets resulting from operations	297,424,475	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(295,190,284)	(9,402,663)

Private Investment Class	(2,186,097)	(120,583)

Personal Investment Class	(110,536)	(2,025)

Cash Management Class	(3,324,668)	(128,425)

Reserve Class	(1,225,131)	(105,814)

Resource Class	(863,585)	(32,727)

Corporate Class	(2,699,107)	(52,287)

CAVU Securities Class	(20,368,644)	(120,156)

Total distributions from distributable earnings	(325,968,052)	(9,964,680)

Share transactions-net:
Institutional Class	11,726,491,208	19,204,558,855

Private Investment Class	72,215,877	(76,121,055)

Personal Investment Class	29,989,058	(4,169,839)

Cash Management Class	394,921,370	316,471,282

Reserve Class	190,502,067	7,054,623

Resource Class	17,158,805	(25,248,184)

Corporate Class	(539,261,258)	1,050,827,823

CAVU Securities Class	3,411,670,557	1,441,849,681

Net increase in net assets resulting from share transactions	15,303,687,684	21,915,223,186

Net increase in net assets	15,275,144,107	21,915,765,671

Net assets:
Beginning of year	53,777,842,859	31,862,077,188

End of year	$69,052,986,966	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/22	$1.0004	$0.0048	$(0.0000)	$0.0048	$(0.0050)	$1.0002	0.49%	$100	0.18%		0.22%		0.48%
Period ended 08/31/21(c)	1.0004	0.0002	(0.0000)	0.0002	(0.0002)	1.0004	0.02	100	0.17	(d)	0.22	(d)	0.05	(d)
Invesco Treasury Portfolio
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13		0.21		0.47
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04	(d)	0.21	(d)	0.07	(d)
Invesco Government & Agency Portfolio
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11		0.16		0.54
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04	(d)	0.16	(d)	0.06	(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of December 18, 2020.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2022

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio.

    Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below the required minimum or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available and not reliable are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share

23	Short-Term Investments Trust

and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

24	Short-Term Investments Trust

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

    For the year ended August 31, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the year ended August 31, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$839,352

Invesco Treasury Portfolio	7,035,844

Invesco Government & Agency Portfolio	1,730,545

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

25	Short-Term Investments Trust

    Voluntary fee waivers for the year ended August 31, 2022 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$98,734	$4,760	$34	$1,074	$1,206	$309	$3

Invesco Treasury Portfolio	11,717,027	518,670	1,157,113	208,147	7,972,623	51,028	42,572

Invesco Government & Agency Portfolio	27,703,436	911,921	57,615	374,418	3,045,451	106,195	128,674

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco,

26	Short-Term Investments Trust

not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2022 and 2021:

	2022	2021
	Ordinary	Ordinary
	Income*	Income*

Invesco Liquid Assets Portfolio	$9,991,934	$1,034,618

Invesco Treasury Portfolio	96,074,616	2,248,785

Invesco Government & Agency Portfolio	325,968,052	9,964,680

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

			Net
			Unrealized
	Undistributed	Temporary	Appreciation		Shares of
	Ordinary	Book/Tax	(Depreciation)-	Capital Loss	Beneficial	Total
	Income	Differences	Investments	Carryforwards	Interest	Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,200,732)	$(243,916)	$(9,051)	$1,747,484,102	$1,745,030,403

Invesco Treasury Portfolio	284,026	(1,459,786)	-	(3,918,575)	24,879,025,429	24,873,931,094

Invesco Government & Agency Portfolio	1,351,614	(789,869)	-	(28,544,744)	69,080,969,965	69,052,986,966

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds have a capital loss carryforward as of August 31, 2022, as follows:

	Not Subject to
Fund	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$9,051

Invesco Treasury Portfolio	3,918,575	3,918,575

Invesco Government & Agency Portfolio	28,544,744	28,544,744

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2022
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,747,632,225	$115,759	$(359,675)	$(243,916)

*	For Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of taxable overdistributions and dividend redesignations, on August 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications    had no effect on the net assets or the distributable earnings of each Fund.

27	Short-Term Investments Trust

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Invesco Liquid Assets Portfolio	$407,812	$ -	$(407,812)

Invesco Treasury Portfolio	44,131	(46,858)	2,727

Invesco Government & Agency Portfolio	(1)	3	(2)

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	16,021,220,223	$16,021,997,196	17,486,805,323	$17,494,025,296

Private Investment Class	173	173	371,715	371,900

Cash Management Class	1	1	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	1	1	99,962	100,002

Issued as reinvestment of dividends:
Institutional Class	331,500	331,481	182,613	182,698

Private Investment Class	3,597	3,597	207	207

Cash Management Class	5,971	5,971	359	359

Reserve Class	174	174	28	28

Resource Class	599	599	37	37

Corporate Class	70	70	13	13

Reacquired:
Institutional Class	(16,635,655,012)	(16,636,609,365)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(1,822,166)	(1,822,177)	(1,020,552)	(1,021,000)

Cash Management Class	(1,207,094)	(1,207,189)	(30,840)	(30,854)

Reserve Class	(47,789)	(47,792)	(142,165)	(142,221)

Resource Class	(114,803)	(114,839)	(3,373)	(3,374)

Corporate Class	(425)	(424)	(16,529)	(16,536)

Net increase (decrease) in share activity	(617,277,915)	$(617,455,455)	(202,142,477)	$(202,229,077)

(a)	45% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

28	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	132,066,034,066	$132,066,034,066	209,389,908,080	$209,389,908,080

Private Investment Class	1,001,410,898	1,001,410,898	564,708,648	564,708,648

Personal Investment Class	2,236,178,971	2,236,178,971	1,460,181,973	1,460,181,973

Cash Management Class	1,488,319,714	1,488,319,714	834,202,437	834,202,437

Reserve Class	3,559,612,942	3,559,612,942	2,267,218,779	2,267,218,779

Resource Class	215,964,855	215,964,855	271,542,723	271,542,723

Corporate Class	4,502,000,934	4,502,000,934	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	12,888,063,731	12,888,063,731	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	10,223,078	10,223,078	497,496	497,496

Private Investment Class	184,233	184,233	11,961	11,961

Personal Investment Class	398,914	398,914	28,558	28,558

Cash Management Class	1,071,516	1,071,516	39,490	39,490

Reserve Class	971,014	971,014	56,643	56,643

Resource Class	130,138	130,138	4,380	4,380

Corporate Class	261,029	261,029	26,745	26,745

CAVU Securities Class	1,880	1,880	-	-

Reacquired:
Institutional Class	(127,745,395,500)	(127,745,395,500)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(923,593,550)	(923,593,550)	(683,697,201)	(683,697,201)

Personal Investment Class	(1,920,776,704)	(1,920,776,704)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(1,546,770,652)	(1,546,770,652)	(753,986,380)	(753,986,380)

Reserve Class	(3,440,814,516)	(3,440,814,516)	(1,981,210,671)	(1,981,210,671)

Resource Class	(191,904,982)	(191,904,982)	(854,014,690)	(854,014,690)

Corporate Class	(4,294,751,493)	(4,294,751,493)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(12,877,833,985)	(12,877,833,985)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	5,028,986,531	$5,028,986,531	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

29	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2022(a)		2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	454,339,645,288	$454,339,645,288	287,998,117,369	$287,998,117,369

Private Investment Class	1,778,974,054	1,778,974,054	1,566,476,737	1,566,476,737

Personal Investment Class	97,861,174	97,861,174	8,460,874	8,460,874

Cash Management Class	1,341,733,532	1,341,733,532	1,020,500,616	1,020,500,616

Reserve Class	2,373,222,673	2,373,222,673	1,184,114,517	1,184,114,517

Resource Class	1,481,464,937	1,481,464,937	1,448,949,173	1,448,949,173

Corporate Class	10,354,778,887	10,354,778,887	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	77,360,488,467	77,360,488,467	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	49,592,996	49,592,996	2,364,199	2,364,199

Private Investment Class	747,946	747,946	77,027	77,027

Personal Investment Class	55,691	55,691	1,664	1,664

Cash Management Class	463,867	463,867	62,947	62,947

Reserve Class	542,028	542,028	96,732	96,732

Resource Class	486,110	486,110	22,306	22,306

Corporate Class	1,161,309	1,161,309	20,996	20,996

CAVU Securities Class	7,176,754	7,176,754	68,987	68,987

Reacquired:
Institutional Class	(442,662,747,076)	(442,662,747,076)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(1,707,506,123)	(1,707,506,123)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(67,927,807)	(67,927,807)	(12,632,377)	(12,632,377)

Cash Management Class	(947,276,029)	(947,276,029)	(704,092,281)	(704,092,281)

Reserve Class	(2,183,262,634)	(2,183,262,634)	(1,177,156,626)	(1,177,156,626)

Resource Class	(1,464,792,242)	(1,464,792,242)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(10,895,201,454)	(10,895,201,454)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(73,955,994,664)	(73,955,994,664)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	15,303,687,684	$15,303,687,684	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

30	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (three of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights of the CAVU Securities Class for the year ended August 31, 2022 and for the period December 18, 2020 (commencement date) through August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights of the CAVU Securities Class for the year ended August 31, 2022 and for the period December 18, 2020 (commencement date) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

31	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
CAVU Securities Class	(03/01/22)	(08/31/22)[1]	Period[2]	(08/31/22)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,005.20	$0.91	$1,024.30	$0.92	0.18%
Invesco Treasury Portfolio	1,000.00	1,004.60	1.06	1,024.15	1.07	0.21
Invesco Government & Agency Portfolio	1,000.00	1,004.90	0.76	1,024.45	0.77	0.15

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. As part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials

33	Short-Term Investments Trust

and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the

Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was equal to the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

34	Short-Term Investments Trust

Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space,

35	Short-Term Investments Trust

technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled. The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding

36	Short-Term Investments Trust

the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

    Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Portfolio

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative,

transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

37	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2022:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	95.79%	0.00%	0.00%	0.07%	0.00%
Invesco Treasury Portfolio	100.00%	0.00%	0.00%	40.21%	0.00%
Invesco Government & Agency Portfolio	100.00%	0.00%	0.00%	43.13%	0.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$-	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

38	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	190	None

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee and Chair	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	190	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	190	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	190	Insperity, Inc. (formerly known as Administaff) (human resources provider); Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			190

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	190	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	190	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			190	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	190	None
Ann Barnett Stern[2] – 1957 Trustee	2017	President and Chief Executive Officerr, Houston Endowment, Inc. a private philanthropic institution (private philanthropic institution) Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP & Andrews and Kurth LLP	190	Trustee and Board Vice Chair of Holdsworth Center (non-profit); Trustee and Chair of Nomination/Governance Committee, Good Reason Houston, (non-profit); Trustee and Investment Committee member of University of Texas Law School Foundation (non-profit); Board Member of Greater Houston Partnership (non-profit); Advisory Board member, Baker Institute for Public Policy at Rice University (non-profit) Formerly: Director and Audit Committee Member of Federal Reserve Bank of Dallas
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	190	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management, 1994-2007; Trustee and Chair, Weiss Peck and Greer Funds Board, 2004-2005; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management, 1984-1994.	190	Formerly: Trustee and Governance Chair, Oppenheimer Funds, 2014-2019; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America, 2016-2019

[2]	Effective September 14, 2022, Ms. Ann Barnett Stern resigned as a Trustee of the Trust.

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds; and Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett

			N/A	N/A
			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-8

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli. Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Pursuant to PCAOB Rule 3526, Communication with Audit Committees Concerning Independence, PricewaterhouseCoopers LLC (“PwC”) advised the Registrant’s Audit Committee of the following two matters identified since the previous annual Form N-CSR filing that may be reasonably thought to bear on PwC’s independence. PwC advised the Audit Committee that one PwC Senior Associate and one PwC Partner each held financial interests directly in an investment company within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively the “Invesco Funds Investment Company Complex”) that were inconsistent with the requirements of Rule 2-01(c)(1) of SEC Regulation S-X. In reporting each matter to the Audit Committee, PwC noted, among other things, that the impermissible holdings were disposed of by the individuals, the individuals were not in the chain of command of the audit or the audit partners of the Funds, the financial interests were not material to the net worth of each individual or his or her respective immediate family members and the Funds’ audit engagement team was unaware of the impermissible holdings until after the matters were confirmed to be independence exceptions In addition, PwC considered that the audit services performed by the PwC Senior Associate were reviewed by team members at least two levels higher than the individual and the individual did not have any decision making responsibility for matters that materially affected the audit and that the PwC Partner provided non-audit services that were not relied upon by the audit engagement team in the audits of the financial statements of the Funds. Based on the mitigating factors noted above, PwC advised the Audit Committee that it concluded individually for each matter and in the aggregate, that its objectivity and impartiality with respect to all issues encompassed within the audit engagement has not been impaired and it believes that a reasonable investor with knowledge of all relevant facts and circumstances for the violations would conclude PwC is capable of exercising objective and impartial judgment on all issues encompassed within the audits of the financial statements of the Funds in the Registrant for the impacted periods.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2022	Fees Billed for Services Rendered to the Registrant for fiscal year end 2021
Audit Fees	$121,950	$121,950
Audit-Related Fees	$0	$0
Tax Fees(1)	$96,671	$97,386
All Other Fees	$0	$0

Total Fees	$218,621	$219,336

(1)

Tax Fees for the fiscal years ended August 31, 2022 and August 31, 2021 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2022 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2021 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$760,000	$821,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$760,000	$821,000

(1)	Audit-Related Fees for the fiscal years ended 2022 and 2021 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,812,000 for the fiscal year ended August 31, 2022 and $5,966,000 for the fiscal year ended August 31, 2021. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,668,671 for the fiscal year ended August 31, 2022 and $6,884,386 for the fiscal year ended August 31, 2021.

PwC provided audit services to the Investment Company complex of approximately $31 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022